UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of Fiscal Year End: 12/31

Date of Reporting Period: 9/30/11

Item 1.  Schedule of Investments
GLOBAL INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2011
(Unaudited)

Shares			Cost	Value
		CLOSED END FUNDS (61.83%)
		United States
135,000		AllianceBernstein Income Fund, Inc.	$1,061,384	$1,075,950
120,703		Alpine Global Premier Properties Fund	748,897	644,554
100,000		BlackRock Credit Allocation Income Trust I, Inc.	908,295	879,000
110,000		BlackRock Credit Allocation Income Trust II, Inc.	1,129,311	1,027,400
90,000		BlackRock Credit Allocation Income Trust III, Inc.	1,019,233	889,200
104,900		BlackRock Income Trust, Inc.	609,177	756,329
123,094		Calamos Strategic Total Return Fund	1,089,674	979,828
76,506		Clough Global Allocation Fund	1,184,758	948,674
75,805		Cohen & Steers Infrastructure Fund, Inc.	1,037,167	1,180,284
626,319		DCA Total Return Fund	1,670,847	2,066,853
220,718		First Trust Strategic High Income Fund III	955,365	876,250
54,000		Gabelli Dividend & Income Trust (a)	898,496	739,260
154,949		Helios Advantage Income Fund, Inc.	982,433	1,171,415
67,986		Lazard World Dividend & Income Fund, Inc.	777,008	767,562
96,383		Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,153,816	1,304,062
65,268		Macquarie Global Infrastructure Total Return Fund Inc.	1,066,051	999,906
62,000		Nuveen Diversified Dividend and Income Fund	618,254	605,120
93,000		Nuveen Multi-Strategy Income & Growth Fund 2	830,218	730,980
34,477		RMR Real Estate Fund	299,136	929,845
20,000		Source Capital, Inc.	1,088,630	831,000
63,470		Western Asset Global Corporate Defined Opportunity Fund Inc.	1,135,114	1,097,396

		Total closed end funds	20,263,264	20,500,868

Principal
Amount (b)
		DEBT SECURITIES (19.56%)
		Australia (3.00%)
500,000	AUD	Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15	365,869	496,249
500,000	AUD	Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12 (a)	375,117	498,142
			740,986	994,391

		Canada (5.55%)
500,000	CAD	Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15 (a)	448,427	517,418
1,350,000	AUD	Province of Ontario, 5.50% Euro Medium Term Notes, due 7/13/12 (a)	1,041,842	1,322,492
			1,490,269	1,839,910

		Cyprus (1.60%)
500,000	EUR	Republic of Cyprus, 4.375% Euro Medium Term Notes, due 7/15/14	619,460	530,975

		Mexico (3.37%)
1,000,000		United Mexican States, 5.625% Notes, due 1/15/17 (a)	986,631	1,119,000

		Netherlands (4.07%)
1,000,000	EUR	ING Bank N.V., 5.50% Euro Medium Term Notes, due 1/04/12	1,288,295	1,350,360

		South Korea (1.61%)
500,000		Korea Development Bank, 5.75% Notes, due 9/10/13 (a)	503,694	532,405

		United States (0.36%)
151,328		CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 1/15/17 (a)	153,516	119,736

		Total debt securities	5,782,851	6,486,777

Shares		CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (15.41%)
		United States
116,000		American Capital, Ltd.	1,146,277	791,120
12,500		Capital Southwest Corp.	1,165,713	925,000
110,000		MCG Capital Corp.	662,176	435,600
101,500		MVC Capital, Inc.	980,236	1,062,705
136,918		NGP Capital Resources Co.	990,743	895,444
60,598		Saratoga Investment Corp.	1,270,962	999,867

		Total closed end fund business development companies	6,216,107	5,109,736

		PREFERRED STOCKS (1.60%)
		United States
4,000		BAC Capital Trust II, 7.00%	100,000	82,680
17,834		Corporate-Backed Trust Certificates, 8.20% (Motorola)	445,850	447,990

		Total preferred stocks	545,850	530,670

		MONEY MARKET FUND (1.06%)
351,349		SSgA Money Market Fund, 7 day annualized yield 0.00%	351,349	351,349

		Total investments (99.46%)	$33,159,421	32,979,400

		Other assets in excess of liabilities (0.54%)		177,682

		Net assets (100.00%)		$33,157,082

(a) Fully or partially pledged as collateral on bank credit facility. As of September 30, 2011, the value of investments pledged as collateral was $4,862,703.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by CEF Advisers, Inc. the Fund’s Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors, called “fair value pricing.”  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock) - Equity securities traded on a national securities exchange or market generally are stated normally at the official closing price, last sales price or, if no sale has occurred, at the closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Debt securities - The fair value of debt securities is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most debt securities may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Closed end funds
United States	$20,500,868	$-	$-	$20,500,868
Debt securities
Australia	-	994,391	-	994,391
Canada	-	1,839,910	-	1,839,910
Cyprus	-	530,975	-	530,975
Mexico	-	1,119,000	-	1,119,000
Netherlands	-	1,350,360	-	1,350,360
South Korea	-	532,405	-	532,405
United States	-	119,736	-	119,736
Closed end fund business development companies
United States	5,109,736	-	-	5,109,736
Preferred stocks
United States	530,670	-	-	530,670
Money market fund
United States	351,349	-	-	351,349

Total investments, at value	$26,492,623	$6,486,777	$-	$32,979,400

There were no transfers between level 1 and level 2 during the nine months ended September 30, 2011.

Cost for Federal Income Tax Purposes
At September 30, 2011, for federal income tax purposes the aggregate cost of securities was $33,159,421 and net unrealized depreciation was $180,021, comprised of gross unrealized appreciation of $2,581,578 and gross unrealized depreciation of $2,761,599.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities.  Moreover, securities in foreign issuers and markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2011

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 29, 2011

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)